Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

11.  Segment Information

The Company operates its business in three segments: Relaxation Salon, Digital Preventative Healthcare, and Luxury Beauty, which are based on the organizational structure and information reviewed by the Company's Chief Operating Decision Maker, who is the Chief Executive Officer, to evaluate its operating results and allocation of resources.

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1.

Information about operating results and assets for each segment as of and for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Thousands of Yen
		Digital			Corporate
	Relaxation	Preventative	Luxury		and
	Salon	Healthcare	Beauty		elimination		Consolidated
Year ended December 31, 2021
Revenues	¥5,196,540	¥43,965		¥169,320	¥	―	¥5,409,825
Operating income (loss)	699,105	(144,857)		(6,538)		(1,018,297)	(470,587)
Depreciation and amortization	80,917	11,113		10,736		23,477	126,243
Total assets	4,002,005	161,945		701,172		887,939	5,753,061

Year ended December 31, 2020
Revenues	¥3,315,947	¥25,670	¥	―	¥	―	¥3,341,617
Operating loss	(140,866)	(66,100)		―		(539,122)	(746,088)
Depreciation and amortization	32,261	8,007		―		22,022	62,290
Total assets	3,096,094	34,247		―		2,583,125	5,713,466

Year ended December 31, 2019
Revenues	¥3,864,656	¥43,608	¥	―	¥	―	¥3,908,264
Operating income (loss)	279,439	(43,056)		―		(202,033)	34,350
Depreciation and amortization	34,025	4,764		―		7,385	46,174
Total assets	3,346,739	29,565		―		1,381,161	4,757,465

Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate general and administrative expenses and back-office expenses.

Assets attributed to each segment are accounts receivable-trade, net, accounts receivable-other, net, inventories, prepaid expenses, right-of-use asset - operating lease, property and equipment, goodwill, intangible assets, investments, and lease and guarantee deposits. Corporate assets primarily consist of cash and cash equivalents, time deposits, long-term accounts receivable-other, net, deferred tax assets, and property and equipment.

Substantially all revenues are from customers operating in Japan. Geographic information is omitted due to immateriality of revenue and operating income attributable to international operations for the years ended December 31, 2021, 2020 and 2019.